                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-10065
                                                      ---------

                     Tax-Managed Small-Cap Growth Portfolio
                     --------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                October 31, 2004
                                ----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO as of October 31, 2004
PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 96.9%

SECURITY                                             SHARES        VALUE
----------------------------------------------------------------------------------
AEROSPACE / DEFENSE -- 2.7%

Armor Holdings, Inc.(1)                                  45,300    $     1,677,006
Ceradyne, Inc.(1)                                        37,800          1,621,242
Hexcel Corp.(1)                                          42,300            655,650
Teledyne Technologies, Inc.(1)                           32,700            836,139
----------------------------------------------------------------------------------
                                                                   $     4,790,037
----------------------------------------------------------------------------------

BANKS -- 3.4%

Bank of the Ozarks, Inc.                                 20,400    $       658,614
Cathay General Bancorp                                   15,200            598,880
East-West Bancorp, Inc.                                  36,700          1,469,468
First Bancorp Puerto Rico(2)                             11,500            627,095
Hanmi Financial Corp.                                    23,400            710,892
PrivateBancorp, Inc.                                     27,400            886,390
R & G Financial Corp., Class B(2)                        18,000            677,160
Wintrust Financial Corp.                                 10,500            598,500
----------------------------------------------------------------------------------
                                                                   $     6,226,999
----------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 1.5%

Central European Media Enterprises Ltd.(1)(2)            76,500    $     2,707,335
----------------------------------------------------------------------------------
                                                                   $     2,707,335
----------------------------------------------------------------------------------

BROADCASTING AND RADIO -- 1.0%

Sirius Satellite Radio, Inc.(1)                         211,900    $       826,410
XM Satellite Radio Holdings, Inc., Class A(1)            27,700            895,264
----------------------------------------------------------------------------------
                                                                   $     1,721,674
----------------------------------------------------------------------------------

BUILDING MATERIALS -- 1.8%

Dycom Industries, Inc.(1)                                21,000    $       685,650
Florida Rock Industries, Inc.                            16,700            862,555
Simpson Manufacturing Co., Inc.                          11,200            719,936
Texas Industries, Inc.                                   21,000          1,069,530
----------------------------------------------------------------------------------
                                                                   $     3,337,671
----------------------------------------------------------------------------------

BUSINESS SERVICES-MISCELLANEOUS -- 3.1%

Corporate Executive Board Co., (The)                     32,900    $     2,094,085
Heidrick & Struggles International, Inc.(1)              33,700            964,999
Satyam Computer Services Ltd. ADR(2)                     39,000          1,024,530
Shopping.com Ltd.(1)(2)                                  40,500          1,092,285
Wind River Systems, Inc.(1)                              34,300            459,277
----------------------------------------------------------------------------------
                                                                   $     5,635,176
----------------------------------------------------------------------------------

CASINOS AND GAMING -- 2.8%

Ameristar Casinos, Inc.                                  18,700    $       649,357
Argosy Gaming Co.(1)                                     15,000            593,850
Boyd Gaming Corp.                                        21,400            716,686
Penn National Gaming, Inc.(1)                            10,800            448,524
Scientific Games Corp.(1)                                21,700            459,606
Station Casinos, Inc.                                    15,300            779,535
Wynn Resorts Ltd.(1)                                     25,400          1,477,010
----------------------------------------------------------------------------------
                                                                   $     5,124,568
----------------------------------------------------------------------------------

CHEMICALS -- 2.4%

Albemarle Corp.                                          20,700    $       742,095
Braskem SA ADR(1)(2)                                     43,045          1,575,447
Crompton Corp.                                           58,300            542,190
Hercules, Inc.(1)                                        38,300            546,924
Lyondell Chemical Co.                                    29,700            682,506
Terra Industries, Inc.(1)                                31,299            239,437
----------------------------------------------------------------------------------
                                                                   $     4,328,599
----------------------------------------------------------------------------------

COAL -- 0.9%

Massey Energy Co.                                        59,400    $     1,599,642
----------------------------------------------------------------------------------
                                                                   $     1,599,642
----------------------------------------------------------------------------------

COMMERCIAL SERVICES -- 1.0%

Alliance Data Systems Corp.(1)                           43,400    $     1,834,952
----------------------------------------------------------------------------------
                                                                   $     1,834,952
----------------------------------------------------------------------------------

COMPUTER EQUIPMENT -- 0.6%

Synaptics, Inc.(1)                                       35,000    $     1,107,400
----------------------------------------------------------------------------------
                                                                   $     1,107,400
----------------------------------------------------------------------------------

COMPUTER SERVICES -- 2.0%

Anteon International Corp.(1)                            26,300    $     1,033,590
Cognizant Technology Solutions Corp.(1)                  56,400          1,917,600
SRA International, Inc., Class A(1)                      11,600            623,616
----------------------------------------------------------------------------------
                                                                   $     3,574,806
----------------------------------------------------------------------------------

COMPUTER SOFTWARE -- 8.8%

Akamai Technologies, Inc.(1)                            178,100    $     2,466,685
Blackboard, Inc.(1)                                      54,300            967,083
Business Objects SA ADR(1)(2)                            25,300            645,656
Cogent, Inc.(1)                                          64,393          1,232,096
Kronos, Inc.(1)                                          13,300            652,365

                        See notes to financial statements

SECURITY                                             SHARES        VALUE
----------------------------------------------------------------------------------
COMPUTER SOFTWARE (CONTINUED)

McAfee, Inc.(1)                                          57,800    $     1,398,760
McDATA Corp., Class A(1)                                112,800            708,384
Open Solutions, Inc.(1)                                  24,300            684,410
Parametric Technology Corp.(1)                           88,400            458,796
Paxar Corp.(1)                                           56,200          1,239,210
RADWARE Ltd.(1)(2)                                       30,500            753,350
Salesforce.com, Inc.(1)                                  47,600            967,232
Verint Systems, Inc.(1)                                  57,800          2,247,264
Witness Systems, Inc.(1)                                 93,400          1,453,304
----------------------------------------------------------------------------------
                                                                   $    15,874,595
----------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE -- 0.3%

Scansource, Inc.(1)                                       9,400    $       582,142
----------------------------------------------------------------------------------
                                                                   $       582,142
----------------------------------------------------------------------------------

DRUGS -- 3.8%

First Horizon Pharmaceutical Corp.(1)                    83,100    $     2,042,598
Immucor, Inc.(1)                                         91,850          2,833,573
Pharmaceutical Product Development, Inc.(1)              21,900            924,837
Valeant Pharmaceuticals International                    42,900          1,029,600
----------------------------------------------------------------------------------
                                                                   $     6,830,608
----------------------------------------------------------------------------------

ELECTRONICS-INSTRUMENTS -- 0.6%

Molecular Devices Corp.(1)                               21,600    $       432,324
Trimble Navigation Ltd.(1)                               22,300            639,787
----------------------------------------------------------------------------------
                                                                   $     1,072,111
----------------------------------------------------------------------------------

ELECTRONICS-SEMICONDUCTORS -- 5.8%

Cree, Inc.(1)                                            12,400    $       427,924
Fairchild Semiconductor International, Inc.(1)           33,100            475,647
Lam Research Corp.(1)                                    30,900            804,327
Microsemi Corp.(1)                                       74,900          1,163,946
OmniVision Technologies, Inc.(1)                         39,900            634,410
QLogic Corp.(1)                                          12,000            390,000
Silicon Image, Inc.(1)                                  166,100          2,275,570
Tessera Technologies, Inc.(1)                           100,800          2,815,344
Varian Semiconductor Equipment Associates, Inc.(1)       30,200          1,045,222
Virage Logic Corp.(1)                                    34,800            537,660
----------------------------------------------------------------------------------
                                                                   $    10,570,050
----------------------------------------------------------------------------------

ENTERTAINMENT -- 1.5%

DreamWorks Animation SKG, Inc.(1)                        43,200    $     1,686,960
WMS Industries, Inc.(1)                                  36,100          1,055,925
----------------------------------------------------------------------------------
                                                                   $     2,742,885
----------------------------------------------------------------------------------

FINANCIAL SERVICES -- 1.6%

First Marblehead Corp., (The)(1)                         55,300    $     2,964,080
----------------------------------------------------------------------------------
                                                                   $     2,964,080
----------------------------------------------------------------------------------

HOTELS -- 1.2%

Choice Hotels International, Inc.                        33,100    $     1,651,690
Four Seasons Hotels, Inc.(2)                              8,200            554,484
----------------------------------------------------------------------------------
                                                                   $     2,206,174
----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 0.6%

Chattem, Inc.(1)                                         30,400    $     1,017,184
----------------------------------------------------------------------------------
                                                                   $     1,017,184
----------------------------------------------------------------------------------

INTERNET-SOFTWARE -- 1.3%

F5 Networks, Inc.(1)                                     49,500    $     1,977,525
TIBCO Software, Inc.(1)                                  42,300            411,156
----------------------------------------------------------------------------------
                                                                   $     2,388,681
----------------------------------------------------------------------------------

INTERNET CONTENT-ENTERTAINMENT -- 1.0%

Ask Jeeves, Inc.(1)                                      44,800    $     1,154,944
Jupitermedia Corp.(1)                                    29,800            591,083
----------------------------------------------------------------------------------
                                                                   $     1,746,027
----------------------------------------------------------------------------------

INTERNET SERVICES -- 3.1%

Blue Nile, Inc.(1)                                       23,400    $       568,620
Greenfield Online, Inc.(1)                               30,113            633,276
Infospace, Inc.(1)                                       39,800          2,089,500
J2 Global Communications, Inc.(1)                        22,200            669,330
Websense, Inc.(1)                                        38,900          1,578,173
----------------------------------------------------------------------------------
                                                                   $     5,538,899
----------------------------------------------------------------------------------

INVESTMENT SERVICES -- 1.5%

Greenhill & Co., Inc.                                    36,400    $       818,636
Host Marriott Corp. REIT(1)                              91,900          1,337,145
LaSalle Hotel Properties REIT                            19,100            548,552
----------------------------------------------------------------------------------
                                                                   $     2,704,333
----------------------------------------------------------------------------------

MACHINERY -- 1.1%

IDEX Corp.                                               20,500    $       756,450
Joy Global, Inc.                                         36,900          1,246,851
----------------------------------------------------------------------------------
                                                                   $     2,003,301
----------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                             SHARES        VALUE
----------------------------------------------------------------------------------
MEDICAL-BIOMED / GENETICS -- 0.9%

Serologicals Corp.(1)                                    48,000    $     1,135,200
Third Wave Technologies, Inc.(1)                         55,400            425,472
----------------------------------------------------------------------------------
                                                                   $     1,560,672
----------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 9.2%

American Medical Systems Holdings, Inc.(1)               17,100    $       634,410
ArthroCare Corp.(1)                                      38,700          1,192,347
Aspect Medical Systems, Inc.(1)                          55,700          1,001,486
Cooper Cos., Inc.                                        18,200          1,280,370
Cytyc Corp.(1)                                           81,800          2,134,162
Dade Behring Holdings, Inc.(1)                           42,475          2,390,918
DENTSPLY International, Inc.                             20,300          1,055,803
Foxhollow Technologies, Inc.(1)                           7,200            148,176
Given Imaging Ltd.(1)(2)                                 85,400          2,754,150
Haemonetics Corp.(1)                                     48,000          1,576,800
Intralase Corp.(1)                                       35,878            689,934
Kyphon, Inc.(1)                                          62,000          1,557,440
NuVasive, Inc.(1)                                        21,800            214,948
----------------------------------------------------------------------------------
                                                                   $    16,630,944
----------------------------------------------------------------------------------

METALS-INDUSTRIAL -- 1.4%

Cameco Corp.(2)                                          13,400    $     1,086,472
Formation Capital Corp.(1)(2)(3)(4)                     400,000            150,851
Pan American Silver Corp.(1)(2)                          34,900            587,018
Steel Dynamics, Inc.                                     18,800            624,160
----------------------------------------------------------------------------------
                                                                   $     2,448,501
----------------------------------------------------------------------------------

OIL AND GAS-EQUIPMENT AND SERVICES -- 1.6%

Atwood Oceanics, Inc.(1)                                 11,500    $       551,425
Cal Dive International, Inc.(1)                          21,400            757,774
Hydril Co.(1)                                            23,500          1,033,765
Stolt Offshore SA ADR(1)(2)                             112,500            572,625
----------------------------------------------------------------------------------
                                                                   $     2,915,589
----------------------------------------------------------------------------------

OIL AND GAS-EXPLORATION AND PRODUCTION -- 7.3%

Denbury Resources, Inc.(1)                               88,600    $     2,197,280
Harvest Natural Resources, Inc.(1)                       41,300            624,456
Houston Exploration Co.(1)                               14,700            861,420
Newfield Exploration Co.(1)                              17,300          1,006,860
PetroKazakhstan Inc. Class A(2)                          25,400            937,260
Quicksilver Resources, Inc.(1)                           96,200          3,042,806
Southwestern Energy Co.(1)                               36,200    $     1,663,028
Tesoro Petroleum Corp.(1)                                14,100            426,948
Ultra Petroleum Corp.(1)                                 14,600            709,560
Vintage Petroleum, Inc.                                  79,700          1,673,700
----------------------------------------------------------------------------------
                                                                   $    13,143,318
----------------------------------------------------------------------------------

REAL ESTATE OPERATION / DEVELOPMENT -- 0.4%

St. Joe Co., (The)                                       15,300    $       778,770
----------------------------------------------------------------------------------
                                                                   $       778,770
----------------------------------------------------------------------------------

RETAIL -- 0.5%

Kmart Holding Corp.(1)                                   10,000    $       920,400
----------------------------------------------------------------------------------
                                                                   $       920,400
----------------------------------------------------------------------------------

RETAIL-ELECTRONICS -- 0.2%

Guitar Center, Inc.(1)                                    8,500    $       379,355
----------------------------------------------------------------------------------
                                                                   $       379,355
----------------------------------------------------------------------------------

RETAIL-FOOD AND DRUG -- 0.5%

Jack in the Box, Inc.(1)                                 17,500    $       583,975
Texas Roadhouse, Inc., Class A(1)                        10,766            247,833
----------------------------------------------------------------------------------
                                                                   $       831,808
----------------------------------------------------------------------------------

RETAIL-SPECIALTY AND APPAREL -- 4.9%

American Eagle Outfitters                                40,900    $     1,671,992
Cabela's, Inc., Class A(1)                               17,200            434,472
Circuit City Stores, Inc.                                54,000            877,500
JOS A Bank Clothiers, Inc.(1)                            20,500            650,670
New York & Co., Inc.(1)                                  52,828          1,093,540
Pacific Sunwear of California, Inc.(1)                   29,400            689,136
Quicksilver, Inc.(1)                                     42,500          1,158,125
Urban Outfitters, Inc.(1)                                59,100          2,423,100
----------------------------------------------------------------------------------
                                                                   $     8,998,535
----------------------------------------------------------------------------------

TELECOMMUNICATIONS-EQUIPMENT -- 2.0%

American Tower Corp., Class A(1)                        106,400    $     1,829,016
CommScope, Inc.(1)                                       15,100            271,951
Ditech Communications Corp.(1)                           36,100            828,134
Plantronics, Inc.                                        14,500            630,750
----------------------------------------------------------------------------------
                                                                   $     3,559,851
----------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                             SHARES        VALUE
----------------------------------------------------------------------------------

TRANSPORTATION -- 5.2%

EGL, Inc.(1)                                             41,000    $     1,311,180
Landstar System, Inc.(1)                                 21,200          1,440,328
Overnite Corp.                                           20,200            653,672
Overseas Shipholding Group                               30,100          1,714,195
Teekay Shipping Corp.(2)                                 26,600          1,228,920
UTI Worldwide, Inc.(2)                                   17,700          1,150,500
Yellow Roadway Corp.(1)                                  38,200          1,833,218
----------------------------------------------------------------------------------
                                                                   $     9,332,013
----------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 7.4%

Alvarion Ltd.(1)(2)                                      59,300    $       794,620
AO VimpelCom ADR(1)(2)                                   15,400          1,755,600
CANTV ADR(2)                                             24,600            565,800
Nextel Partners, Inc., Class A(1)                        42,700            719,068
NII Holdings, Inc., Class B(1)                          133,100          5,892,337
Novatel Wireless, Inc.(1)                                37,100            769,825
Research in Motion Ltd.(1)(2)                            19,200          1,693,440
Spectrasite, Inc.(1)                                     23,900          1,226,070
----------------------------------------------------------------------------------
                                                                   $    13,416,760
----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST, $147,139,316)                                 $   175,146,445
----------------------------------------------------------------------------------

SPECIAL WARRANTS -- 0.1%

SECURITY                                             SHARES        VALUE
----------------------------------------------------------------------------------

METALS-GOLD -- 0.1%

Western Exploration and Development,  Ltd.(1)(3)(4)     600,000    $       180,000
----------------------------------------------------------------------------------
                                                                   $       180,000
----------------------------------------------------------------------------------

TOTAL SPECIAL WARRANTS
   (IDENTIFIED COST, $480,000)                                     $       180,000
----------------------------------------------------------------------------------

PRIVATE PLACEMENTS -- 0.0%

SECURITY                                             SHARES        VALUE
----------------------------------------------------------------------------------
METALS-GOLD -- 0.0%

Nevada Pacific Mining Co.(1)(3)(4)                       80,000    $        56,000
----------------------------------------------------------------------------------
                                                                   $        56,000
----------------------------------------------------------------------------------

TOTAL PRIVATE PLACEMENTS
   (IDENTIFIED COST, $80,000)                                      $        56,000
----------------------------------------------------------------------------------

COMMERCIAL PAPER -- 1.3%

                                                PRINCIPAL
                                                AMOUNT
SECURITY                                        (000'S OMITTED)    VALUE
----------------------------------------------------------------------------------

General Electric Capital Corp., 1.83%, 11/1/04  $         2,371    $     2,371,001
----------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
   (AT AMORTIZED COST, $2,371,001)                                 $     2,371,001
----------------------------------------------------------------------------------

                        See notes to financial statements

SHORT-TERM INVESTMENTS -- 2.0%

                                                PRINCIPAL
                                                AMOUNT
SECURITY                                        (000'S OMITTED)    VALUE
----------------------------------------------------------------------------------
Investors Bank and Trust Time Deposit,
1.88%, 11/1/04                                  $         3,642    $     3,642,000
----------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $3,642,000)                                 $     3,642,000
----------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.3%
   (IDENTIFIED COST, $153,712,317)                                 $   181,395,446
----------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (0.3)%                           $      (618,036)
----------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $   180,777,410
----------------------------------------------------------------------------------

ADR - American Depositary Receipt

(1)  Non-income producing security.

(2)  Foreign security.

(3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4) Restricted security.

COUNTRY CONCENTRATION

                                              PERCENTAGE OF
COUNTRY                                       TOTAL INVESTMENTS    VALUE
----------------------------------------------------------------------------------
United States                                              88.7%   $   160,994,023
Israel                                                      3.0%         5,394,405
Canada                                                      2.7%         5,009,525
Bermuda                                                     1.5%         2,707,335
Russia                                                      1.0%         1,755,600
Brazil                                                      0.9%         1,575,447
Great Britian                                               0.6%         1,150,500
India                                                       0.6%         1,024,530
France                                                      0.4%           645,656
Luxembourg                                                  0.3%           572,625
Venezuela                                                   0.3%           565,800
----------------------------------------------------------------------------------
Total                                                       100%   $   181,395,446

                       See notes to financial statements

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO as of October 31, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2004

ASSETS

Investments, at value (identified cost, $153,712,317)              $   181,395,446
Cash                                                                        74,226
Receivable for investments sold                                          6,620,417
Dividends and interest receivable                                           19,336
Tax reclaim receivable                                                         312
----------------------------------------------------------------------------------
TOTAL ASSETS                                                       $   188,109,737
----------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                  $     7,262,097
Payable to affiliate for Trustees' fees                                      7,562
Accrued expenses                                                            62,668
----------------------------------------------------------------------------------
TOTAL LIABILITIES                                                  $     7,332,327
----------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO          $   180,777,410
----------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals            $   153,094,185
Net unrealized appreciation (computed on the basis of identified
  cost)                                                                 27,683,225
----------------------------------------------------------------------------------
TOTAL                                                              $   180,777,410
----------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $7,767)                           $       427,436
Interest                                                                    94,656
----------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                            $       522,092
----------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                             $     1,292,277
Trustees' fees and expenses                                                 12,008
Custodian fee                                                              187,210
Legal and accounting services                                               44,284
Miscellaneous                                                               14,233
----------------------------------------------------------------------------------
TOTAL EXPENSES                                                     $     1,550,012
----------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                      $            96
----------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                           $            96
----------------------------------------------------------------------------------

NET EXPENSES                                                       $     1,549,916
----------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                $    (1,027,824)
----------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                 $    10,265,268
   Net increase from payments by affiliate and net gains (losses)
      realized on the disposal of investments purchased which did
      not meet the Portfolio's investment guidelines                        39,889
   Foreign currency transactions                                            (5,469)
----------------------------------------------------------------------------------
NET REALIZED GAIN                                                  $    10,299,688
----------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                             $   (11,832,743)
   Foreign currency                                                             96
----------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)               $   (11,832,647)
----------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                   $    (1,532,959)
----------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                         $    (2,560,783)
----------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                             YEAR ENDED         YEAR ENDED
IN NET ASSETS                                   OCTOBER 31, 2004   OCTOBER 31, 2003
-----------------------------------------------------------------------------------
From operations --
   Net investment loss                          $    (1,027,824)   $     (1,089,582)
   Net realized gain from investment
      transactions, payments by affiliate
      and foreign currency transactions              10,299,688          27,727,579
   Net change in unrealized
      appreciation (depreciation)
      of investments and foreign currency           (11,832,647)         23,194,183
-----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              $    (2,560,783)   $     49,832,180
-----------------------------------------------------------------------------------
Capital transactions --
   Contributions                                $    14,945,367    $     26,027,907
   Withdrawals                                      (58,309,543)        (58,232,046)
-----------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                         $   (43,364,176)   $    (32,204,139)
-----------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS           $   (45,924,959)   $     17,628,041
-----------------------------------------------------------------------------------

NET ASSETS

At beginning of year                            $   226,702,369    $    209,074,328
-----------------------------------------------------------------------------------
AT END OF YEAR                                  $   180,777,410    $    226,702,369
-----------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                 YEAR ENDED OCTOBER 31,
                                                        ----------------------------------------       PERIOD ENDED
                                                           2004            2003          2002       OCTOBER 31, 2001(1)
-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                   0.75%           0.73%         0.73%             0.70%(2)
   Expenses after custodian fee reduction                     0.75%           0.73%         0.73%             0.68%(2)
   Net investment loss                                       (0.50)%         (0.53)%       (0.49)%           (0.48)%(2)
Portfolio Turnover                                             282%            248%          131%               38%
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                              (1.05)%(4)      27.24%       (22.16)%              --
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                 $  180,777      $  226,702    $  209,074        $  307,838
-----------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 1, 2001, to October 31, 2001.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

(4) The Portfolio's net increase from payments by affiliate and net gains (losses) realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines had no effect on total return for the year ended October 31, 2004.

                       See notes to financial statements

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO as of October 31, 2004
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Tax-Managed Small-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 22, 1998, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of equity securities of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2004, the Tax-Managed Small-Cap Growth Fund 1.1, the Tax-Managed Small-Cap Growth Fund
   1.2 and the Tax-Managed Equity Asset Allocation Fund held 65.5%, 19.5% and 14.9% interests in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D FINANCIAL FUTURES CONTRACTS -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (variation margin) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   G SECURITIES SOLD SHORT -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers on the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market on a daily basis and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

   H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   I INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   J OTHER -- Investment transactions are accounted for on a trade-date basis.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended October 31, 2004, the advisory fee amounted to $1,292,277. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2004, no significant amounts have been deferred.

   For the year ended October 31, 2004, EVM reimbursed the Portfolio $70,687 for a net loss realized, in addition to realizing a net gain of $39,889, on the disposal of investments which did not meet the Portfolio's investment guidelines.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $564,938,603 and $601,423,952, respectively, for the year ended October 31, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                            $  154,733,592
   --------------------------------------------------------
   Gross unrealized appreciation             $   28,413,229
   Gross unrealized depreciation                 (1,751,375)
   --------------------------------------------------------
   NET UNREALIZED APPRECIATION               $   26,661,854
   --------------------------------------------------------

   The unrealized appreciation on foreign currency is $96.

5  RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall govermemtal supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at October 31, 2004.

7  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2004.

8  RESTRICTED SECURITIES

   At October 31, 2004, the Portfolio owned the following securities (representing 0.21% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The fair value is determined using methods determined in good faith by or at the direction of the Trustees.

                                        DATE OF
   DESCRIPTION                          ACQUISITION          SHARES/FACE       COST      FAIR VALUE
   ------------------------------------------------------------------------------------------------
   COMMON STOCKS

   Formation Capital Corp.                12/21/98               400,000    $   88,260  $   150,851
   ------------------------------------------------------------------------------------------------
                                                                            $   88,260  $   150,851
   ------------------------------------------------------------------------------------------------
   PRIVATE PLACEMENTS AND SPECIAL WARRANTS

   Nevada Pacific Mining Co.              12/21/98                80,000    $   80,000  $    56,000

   Western Exploration and
     Development, Ltd.                    12/21/98               600,000       480,000      180,000
   ------------------------------------------------------------------------------------------------
                                                                            $  560,000  $   236,000
   ------------------------------------------------------------------------------------------------

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO as of October 31, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS
OF TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Small-Cap Growth Portfolio (the Portfolio) as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period than ended and the supplementary data for each of the three years in the period then ended, and the period from the start of business, March 1, 2001 to October 31, 2001. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of October 31, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Tax-Managed Small-Cap Growth Portfolio at October 31, 2004, the results of its operations, the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 22, 2004

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed Small-Cap Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                          POSITION(S)          TERM OF                                    NUMBER OF PORTFOLIOS
                           WITH THE          OFFICE AND                                      IN FUND COMPLEX
         NAME AND          TRUST AND          LENGTH OF        PRINCIPAL OCCUPATION(S)         OVERSEEN BY      OTHER DIRECTORSHIPS
      DATE OF BIRTH      THE PORTFOLIO         SERVICE          DURING PAST FIVE YEARS          TRUSTEE(1)              HELD
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes             Trustee     Trustee of the Trust Chairman, President and               192            Director of EVC
11/9/41                                  since 1991; of the  Chief Executive Officer of
                                        Portfolio since 1998 BMR, EVC, EVM and EV;
                                                             Director of EV; Vice
                                                             President and Director of
                                                             EVD. Trustee and/or officer
                                                             of 192 registered
                                                             investment companies in the
                                                             Eaton Vance Fund Complex.
                                                             Mr. Hawkes is an interested
                                                             person because of his
                                                             positions with BMR, EVM,
                                                             EVC and EV, which are
                                                             affiliates of the Trust and
                                                             the Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III        Trustee     Trustee of the Trust Jacob H. Schiff Professor             192          Director of Tiffany
2/23/35                                 since 1986; of the   of Investment Banking                               & Co. (specialty
                                        Portfolio since 1998 Emeritus, Harvard                                    retailer) and
                                                             University Graduate School                            Telect, Inc.
                                                             of Business Administration.                        (telecommunication
                                                                                                                 services company)

William H. Park             Trustee          Since 2003      President and Chief                   192                  None
9/19/47                                                      Executive Officer, Prizm
                                                             Capital Management, LLC
                                                             (investment management
                                                             firm) (since 2002).
                                                             Executive Vice President
                                                             and Chief Financial
                                                             Officer, United Asset
                                                             Management Corporation (a
                                                             holding company owning
                                                             institutional investment
                                                             management firms)
                                                             (1982-2001).

Ronald A. Pearlman          Trustee          Since 2003      Professor of Law,                     192                  None
7/10/40                                                      Georgetown University Law
                                                             Center (since 1999). Tax
                                                             Partner, Covington &
                                                             Burling, Washington, DC
                                                             (1991-2000).

Norton H. Reamer            Trustee     Trustee of the Trust President, Chief Executive            192                  None
9/21/35                                  since 1986; of the  Officer and a Director of
                                        Portfolio since 1998 Asset Management Finance
                                                             Corp. (a specialty finance
                                                             company serving the
                                                             investment management
                                                             industry) (since
                                                             October 2003). President,
                                                             Unicorn Corporation (an
                                                             investment and financial
                                                             advisory services company)
                                                             (since September 2000).
                                                             Formerly, Chairman,
                                                             Hellman, Jordan Management
                                                             Co., Inc. (an investment
                                                             management company)
                                                             (2000-2003). Formerly,
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (2002-2003).
                                                             Formerly Chairman of the
                                                             Board, United Asset
                                                             Management Corporation (a
                                                             holding company owning
                                                             institutional investment
                                                             management firms) and
                                                             Chairman, President and
                                                             Director, UAM Funds (mutual
                                                             funds) (1980-2000).

Lynn A. Stout               Trustee          Since 1998      Professor of Law,                     192                  None
9/14/57                                                      University of California at
                                                             Los Angeles School of Law
                                                             (since July 2001). Formerly,
                                                             Professor of Law,
                                                             Georgetown University Law
                                                             Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                 POSITION(S)                    TERM OF
                                  WITH THE                    OFFICE AND
         NAME AND               TRUST AND THE                  LENGTH OF                        PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH               PORTFOLIO                     SERVICE                          DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.        President of the Trust              Since 2002            Executive Vice President of EVM, BMR, EVC and
5/31/58                                                                              EV; Chief Investment Officer of EVM and BMR
                                                                                     and Director of EVC. Chief Executive Officer
                                                                                     of Belair Capital Fund LLC, Belcrest Capital
                                                                                     Fund LLC, Belmar Capital Fund LLC, Belport
                                                                                     Capital Fund LLC and Belrose Capital Fund LLC
                                                                                     (private investment companies sponsored by
                                                                                     EVM). Officer of 55 registered investment
                                                                                     companies managed by EVM or BMR.

William H. Ahern, Jr.        Vice President of                 Since 1995            Vice President of EVM and BMR. Officer of 78
7/28/59                          the Trust                                           registered investment companies managed by
                                                                                     EVM or BMR.

Thomas J. Fetter              Vice President of                Since 1997            Vice President of EVM and BMR. Officer of 124
8/20/43                           the Trust                                          registered investment companies managed by
                                                                                     EVM or BMR.

Michael R. Mach               Vice President of                Since 1999            Vice President of EVM and BMR. Previously,
7/15/47                           the Trust                                          Managing Director and Senior Analyst for
                                                                                     Robertson Stephens (1998-1999). Officer of 28
                                                                                     registered investment companies managed by
                                                                                     EVM or BMR.

Robert B. MacIntosh           Vice President of                Since 1998            Vice President of EVM and BMR. Officer of 124
1/22/57                           the Trust                                          registered investment companies managed by
                                                                                     EVM or BMR.

Duncan W. Richardson        Vice President of the     Vice President of the Trust    Senior Vice President and Chief Equity
10/26/57                     Trust, President of     since 2001; President of the    Investment Officer of EVM and BMR. Officer of
                                the Portfolio           Portfolio since 2002         44 registered investment companies managed by
                                                                                     EVM or BMR.

Walter A. Row, III            Vice President of                Since 2001            Director of Equity Research and a Vice
7/20/57                           the Trust                                          President of EVM and BMR. Officer of
                                                                                     24 registered investment companies managed by
                                                                                     EVM or BMR.

Judith A. Saryan              Vice President of                Since 2003            Vice President of EVM and BMR. Previously,
8/21/54                           the Trust                                          Portfolio Manager and Equity Analyst for
                                                                                     State Street Global Advisers (1980-1999).
                                                                                     Officer of 27 registered investment companies
                                                                                     managed by EVM or BMR.

Susan Schiff                  Vice President of                Since 2002            Vice President of EVM and BMR. Officer of 27
3/13/61                           the Trust                                          registered investment companies managed by
                                                                                     EVM or BMR.

Toni Y. Shimura               Vice President of                Since 2003            Vice President of EVM and BMR. Previously,
2/3/52                          the Portfolio                                        Senior Vice President and Portfolio Manager
                                                                                     with Massachusetts Financial Services Company
                                                                                     (1993-2002). Officer of 3 registered
                                                                                     investment companies managed by EVM and BMR.

Alan R. Dynner                    Secretary           Secretary of the Trust since   Vice President, Secretary and Chief Legal
10/10/40                                                 1997; of the Portfolio      Officer of BMR, EVM, EVD, EV and EVC. Officer
                                                               since 1998            of 192 registered investment companies
                                                                                     managed by EVM and BMR.

Michelle A. Green               Treasurer of                  Since 2002(2)          Vice President of EVM and BMR. Chief
8/25/69                         the Portfolio                                        Financial Officer of Belair Capital Fund LLC,
                                                                                     Belcrest Capital Fund LLC, Belmar Capital
                                                                                     Fund LLC, Belport Capital Fund LLC and
                                                                                     Belrose Capital Fund LLC (private investment
                                                                                     companies sponsored by EVM). Officer of 83
                                                                                     registered investment companies managed by
                                                                                     EVM or BMR.

James L. O'Connor          Treasurer of the Trust              Since 1989            Vice President of BMR, EVM and EVD. Officer
4/1/45                                                                               of 114 registered investment companies
                                                                                     managed by EVM or BMR.

Paul M. O'Neil                      Chief                      Since 2004            Vice President of EVM and BMR. Officer of 192
7/11/53                      Compliance Officer                                      registered investment companies managed by
                                                                                     EVM or BMR.

(1)  Includes both master feeder and feeder funds in a master-feeder structure.

(2) Prior to 2002, Ms. Green served as Assistant Treasurer of the Portfolio since 1998.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

                       This Page Intentionally Left Blank

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended October 31, 2003, and October 31, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

FISCAL YEARS ENDED                     10/31/03           10/31/04
----------------------------------------------------------------------
Audit Fees                           $     23,175       $     40,417

Audit-Related Fees(1)                $          0       $          0

Tax Fees(2)                          $      4,000       $      4,100

All Other Fees(3)                    $          0       $          0
                                     ---------------------------------

Total                                $     27,175       $     44,517
                                     =================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

During the fiscal year ended October 31, 2004, $35,000 was billed by the registrant's principal accountant, Deloitte and Touche LLP, for work done in connection with its Rule 17Ad-13 Eaton Vance Management's examination of management's assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the last two fiscal years of the registrant.

FISCAL YEARS ENDED                     10/31/03           10/31/04
----------------------------------------------------------------------
Registrant                           $      4,000       $      4,100

Eaton Vance (1)                      $    467,489       $    340,730

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO

By:   /S/ Duncan W. Richardson
      ------------------------
      Duncan W. Richardson
      President


Date: December 22, 2004
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ Michelle A. Green
      ---------------------
      Michelle A. Green
      Treasurer


Date: December 22, 2004
      -----------------


By:   /S/ Duncan W. Richardson
      ------------------------
      Duncan W. Richardson
      President


Date: December 22, 2004
      -----------------